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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2001.

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [X];  Amendment Number:  1
     This Amendment (Check only one):       [ ]  is a restatement.
                                            [X]  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Attractor Investment Management Inc.
Address:  1440 Chapin Avenue, Suite 201
          Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Harvey Allison
Title:  President
Phone:  (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison     Burlingame, California      February 12, 2001

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       21

Form 13F Information Table Value Total:                                 $867,048
                                                                     (thousands)

List of Other Included Managers:                                         None


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                            RM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER     -------------------
NAME OF ISSUER                   CLASS     CUSIP       x($1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
--------------                  --------   -------     --------  -------   ---  ----   ----------   --------   ----   ------  ----
AmericaOnline, Inc.               COM     02364J104      31807    419200   SH             SOLE         N/A     419200

Broadbase Software, Inc.          COM     111239901      49275    437997   SH             SOLE         N/A     437997

CNET, Inc.                        COM     125945105      22541    397200   SH             SOLE         N/A     397200

Critical Path, Inc.               COM     22674V100      42053    445590   SH             SOLE         N/A     445590

Digital Island, Inc.              COM     25385N101      1,311   1311383   SH             SOLE         N/A    1311383

E*Trade Group, Inc.               COM     269246104      17655    675800   SH             SOLE         N/A     675800

eBay, Inc.                        COM     278642103       6935     55400   SH             SOLE         N/A      55400

Homestore.com, Inc.               COM     437852106      23389    315000   SH             SOLE         N/A     315000

ISS Group, Inc.                   COM     450306105      15007    211000   SH             SOLE         N/A     211000

Internet Pictures Corporation     COM     45839N101       2098     90000   SH             SOLE         N/A      90000

intraware, inc.                   COM     46118M103      73097    914427   SH             SOLE         N/A     914427

Kana Communications               COM     483600102      41779    203800   SH             SOLE         N/A     203800

Netzero, Inc.                     COM     64122R109      12661    470000   SH             SOLE         N/A     470000

Nextcard, Inc.                    COM     65332K107       8348    289104   SH             SOLE         N/A     289104

Scient Corp.                      COM     80864H109      49702    575000   SH             SOLE         N/A     575000

Tickets.com, Inc.                 COM     88633M101      31706   2215252   SH             SOLE         N/A    2215252

Verisign, Inc.                    COM     92343E102     139461    730400   SH             SOLE         N/A     730400

Verticalnet, Inc.                 COM     92532L107      11480     70000   SH             SOLE         N/A      70000

Vignette Corporation              COM     926734104     198686   1218932   SH             SOLE         N/A    1218932

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


                                                                                                                VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER     -------------------
NAME OF ISSUER                   CLASS     CUSIP       x($1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
--------------                  --------   -------     --------  -------   ---  ----   ----------   --------   ----   ------  ----
Yahoo, Inc.                       COM     984332106      83788    193646   SH             SOLE         N/A     193646

ZDNet                             COM     989511209       4269    203300   SH             SOLE         N/A     203300

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